Short-Term Investments	6 Months Ended
Jun. 30, 2021
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 3 — SHORT-TERM INVESTMENTS

The following table summarized the Company’s short-term investments as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
	(Unaudited)
Wealth management products	$8,053,774	$4,597,701
Structured deposits	29,427,253	-
Add: Accrued interest receivable	189,664	83,142
Total short-term investments	$37,670,691	$4,680,843

As of June 30, 2021, the short-term investment consists of principal investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables and principal investments in structured deposits issued by a commercial bank. As of December 31, 2020, the short-term investment primarily consisted of the principal investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables. All the short investment has stated maturity within 12 months and pay the prospective rates of return in the range from 1.8% to 9%. The Company recorded investment income on the products of $189,664 and $11,677 for the six months ended June 30, 2021 and 2020, respectively.